Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Gross exposure	kr 372.5	kr 359.5
Central governments
Risk information
Gross exposure	91.3	84.9
Regional governments
Risk information
Gross exposure	12.0	9.3
Multilateral development banks
Risk information
Gross exposure	2.6	3.1
Public sector entity
Risk information
Gross exposure	5.4	4.3
Financial institutions
Risk information
Gross exposure	39.1	27.0
Corporates
Risk information
Gross exposure	222.1	230.9
Middle East/ Africa/Turkey
Risk information
Gross exposure	40.7	26.8
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	25.9	11.3
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	1.6	1.4
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	13.2	14.1
Asia excl. Japan
Risk information
Gross exposure	7.7	9.8
Asia excl. Japan | Central governments
Risk information
Gross exposure	3.3	3.6
Asia excl. Japan | Financial institutions
Risk information
Gross exposure		1.2
Asia excl. Japan | Corporates
Risk information
Gross exposure	4.4	5.0
Japan
Risk information
Gross exposure	5.4	4.2
Japan | Central governments
Risk information
Gross exposure	1.9	2.4
Japan | Financial institutions
Risk information
Gross exposure	2.3	0.1
Japan | Corporates
Risk information
Gross exposure	1.2	1.7
North America
Risk information
Gross exposure	61.7	65.8
North America | Central governments
Risk information
Gross exposure	1.3	0.8
North America | Financial institutions
Risk information
Gross exposure	3.9	1.0
North America | Corporates
Risk information
Gross exposure	56.5	64.0
Oceania
Risk information
Gross exposure		0.8
Oceania | Financial institutions
Risk information
Gross exposure		0.8
Latin America
Risk information
Gross exposure	51.0	50.0
Latin America | Central governments
Risk information
Gross exposure	42.2	42.0
Latin America | Corporates
Risk information
Gross exposure	8.8	8.0
Sweden
Risk information
Gross exposure	134.3	138.4
Sweden | Central governments
Risk information
Gross exposure	6.6	12.1
Sweden | Regional governments
Risk information
Gross exposure	10.4	7.9
Sweden | Financial institutions
Risk information
Gross exposure	17.5	13.3
Sweden | Corporates
Risk information
Gross exposure	99.8	105.1
West European countries excl. Sweden
Risk information
Gross exposure	67.4	58.8
West European countries excl. Sweden | Central governments
Risk information
Gross exposure	10.1	12.7
West European countries excl. Sweden | Regional governments
Risk information
Gross exposure	0.0	0.0
West European countries excl. Sweden | Multilateral development banks
Risk information
Gross exposure	2.6	3.1
West European countries excl. Sweden | Public sector entity
Risk information
Gross exposure	5.4	4.3
West European countries excl. Sweden | Financial institutions
Risk information
Gross exposure	15.3	10.4
West European countries excl. Sweden | Corporates
Risk information
Gross exposure	34.0	28.3
Central-East European countries
Risk information
Gross exposure	4.3	4.9
Central-East European countries | Financial institutions
Risk information
Gross exposure	0.1	0.2
Central-East European countries | Corporates
Risk information
Gross exposure	kr 4.2	kr 4.7